UBS All China Equity Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2023

Common stocks
Banks	11.2%
Beverages	14.6
Broadline retail	2.7
Capital markets	4.7
Chemicals	1.5
Construction materials	0.6
Diversified consumer services	1.0
Entertainment	14.7
Financial services	1.4
Food products	3.3
Hotels, restaurants & leisure	2.7
Household durables	0.5
Insurance	6.7
Interactive media & services	9.7
IT services	1.2
Life sciences tools & services	4.5
Pharmaceuticals	8.2
Real estate management & development	4.6
Semiconductors & semiconductor equipment	0.9
Tobacco	0.3
Transportation infrastructure	0.7
Total common stocks	95.7
Short-term investments	4.9
Investment of cash collateral from securities loaned	0.7%
Total investments	101.3
Liabilities in excess of other assets	(1.3)
Net assets	100.0%

[1]	The portfolio is actively managed and its composition will vary over time.

UBS All China Equity Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—95.7%
China—85.6%
Alibaba Group Holding Ltd.*	5,400	$59,027
Anhui Conch Cement Co. Ltd., Class H	6,500	17,306
Anhui Gujing Distillery Co. Ltd., Class B	5,200	86,988
China Jinmao Holdings Group Ltd.[1]	82,000	10,576
China Merchants Bank Co. Ltd., Class H	55,500	231,754
China Resources Land Ltd.	22,000	87,652
Chinasoft International Ltd.	52,000	37,053
Country Garden Services Holdings Co. Ltd.[1]	7,000	7,223
CSPC Pharmaceutical Group Ltd.	96,000	70,367
Far East Horizon Ltd.	56,000	40,332
Hainan Meilan International Airport Co. Ltd., Class H*,1	23,000	21,147
Hangzhou Silan Microelectronics Co. Ltd., Class A	8,500	28,349
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	21,600	78,456
JD.com, Inc., Class A	1,509	22,179
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	7,500	46,146
Joinn Laboratories China Co. Ltd., Class H1,2	20,272	35,983
Kingsoft Corp. Ltd.	3,000	10,880
Kweichow Moutai Co. Ltd., Class A	1,300	320,112
Longfor Group Holdings Ltd.[2]	18,000	32,364
Meituan, Class B*,2	5,590	81,805
Midea Group Co. Ltd., Class A	2,100	15,951
NetEase, Inc.	21,000	427,726
Ping An Bank Co. Ltd., Class A	67,000	102,738
Ping An Insurance Group Co. of China Ltd., Class H	21,500	123,136
Smoore International Holdings Ltd.[1,2]	11,000	9,987
TAL Education Group, ADR*	3,168	28,861
Tencent Holdings Ltd.	7,400	289,349
Wanhua Chemical Group Co. Ltd., Class A	1,400	16,929
Wuliangye Yibin Co. Ltd., Class A	1,300	27,783
WuXi AppTec Co. Ltd., Class H2	5,600	67,042
Wuxi Biologics Cayman, Inc.*,2	5,500	32,062
Yihai International Holding Ltd.	12,000	20,687
Yunnan Baiyao Group Co. Ltd., Class A	6,020	43,930
Yunnan Energy New Material Co. Ltd., Class A	3,400	27,883
ZJLD Group, Inc.*,2	1,600	2,456
		2,562,219
Hong Kong—10.1%
AIA Group Ltd.	9,400	76,643
Hong Kong Exchanges & Clearing Ltd.	3,800	141,986
SSY Group Ltd.	148,000	85,803
		304,432
Total common stocks (cost—$4,075,778)		2,866,651
Short-term investments: 4.9%
Investment companies: 4.9%
State Street Institutional U.S. Government Money Market Fund, 5.290%[3] (cost $146,748)	146,748	146,748

UBS All China Equity Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—0.7%
Money market funds—0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.304%[3] (cost $20,757)	20,757	$20,757
Total investments (cost $4,243,283)[4]—101.3%		3,034,156
Liabilities in excess of other assets—(1.3)%		(40,310)
Net assets—100.0%		$2,993,846

*	Non–income producing security.
[1]	Security, or portion thereof, was on loan at the period end.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $261,699 represented 8.7% of the Fund’s net assets at period end.
[3]	Rates shown reflect yield at September 30, 2023.
[4]	Includes $80,673 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $20,757 and non-cash collateral of $65,266.

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$2,866,651	$—	$—	$2,866,651
Investment companies	—	146,748	—	146,748
Investment of cash collateral from securities loaned	—	20,757	—	20,757
Total	$2,866,651	$167,505	$—	$3,034,156

At September 30, 2023, there were no transfers in or out of Level 3.

UBS Dynamic Alpha Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Face
	amount	Value
U.S. Treasury obligations: 83.9%
United States: 83.9%
U.S. Treasury Bills
5.326%, due 02/22/24[1]	$880,000	$864,035
5.326%, due 02/22/24[1]	2,000,000	1,959,269
5.346%, due 01/25/24[1]	880,000	867,351
5.346%, due 01/25/24[1]	2,500,000	2,458,668
5.388%, due 10/12/23[1]	380,000	379,416
5.388%, due 10/12/23[1]	190,000	189,701
5.388%, due 10/12/23[1]	2,000,000	1,996,792
5.394%, due 11/02/23[1]	880,000	876,158
5.394%, due 11/02/23[1]	190,000	189,138
5.394%, due 11/02/23[1]	3,000,000	2,986,027
5.451%, due 12/28/23[1]	880,000	870,783
5.451%, due 12/28/23[1]	3,000,000	2,961,501
Total U.S. Treasury obligations (cost—$16,598,840)		16,598,839

	Number of shares
Short-term investments: 18.9%
Investment companies: 18.9%
State Street Institutional U.S. Government Money Market Fund, 5.290%[1] (cost $3,748,316)	3,748,316	3,748,316
Total investments (cost $20,347,156)—102.8%		20,347,155
Liabilities in excess of other assets—(2.8)%		(549,573)
Net assets—100.0%		$19,797,582

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. Treasury obligations	—	16,598,839	—	16,598,839

UBS Dynamic Alpha Fund

Portfolio of investments—September 30, 2023 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investment companies	—	3,748,316	—	3,748,316
Total	$—	$20,347,155	$—	$20,347,155

At September 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rates shown reflect yield at September 30, 2023.

UBS Global Allocation Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of September 30, 2023

Common stocks
Aerospace & defense	0.2%
Automobile components	0.6
Automobiles	0.2
Banks	1.3
Beverages	0.7
Biotechnology	1.2
Broadline retail	0.7
Building products	0.2
Capital markets	0.8
Chemicals	0.7
Consumer finance	0.3
Consumer staples distribution & retail	0.3
Diversified telecommunication services	0.4
Electric utilities	0.2
Electrical equipment	0.3
Electronic equipment, instruments & components	0.3
Entertainment	0.8
Financial services	0.8
Food products	0.8
Ground transportation	0.5
Health care equipment & supplies	1.0
Health care providers & services	0.8
Hotels, restaurants & leisure	0.3
Household durables	0.2
Industrial conglomerates	0.2
Industrial REITs	0.2
Insurance	0.9
Interactive media & services	1.2
Leisure products	0.1
Life sciences tools & services	0.5
Machinery	0.7
Media	0.4
Metals & mining	0.2
Oil, gas & consumable fuels	1.6
Passenger airlines	0.1
Personal care products	0.6
Pharmaceuticals	1.0
Professional services	0.1
Semiconductors & semiconductor equipment	1.4
Software	3.1
Specialty retail	0.4
Technology hardware, storage & peripherals	1.0
Textiles, apparel & luxury goods	0.6
Tobacco	0.2
Trading companies & distributors	0.7
Wireless telecommunication services	0.2
Total common stocks	29.0
Investment companies	30.9

UBS Global Allocation Fund

Portfolio statistics and industry diversification – (unaudited)1

Asset-backed securities	2.0%
Corporate bonds
Auto manufacturers	0.5
Banks	2.9
Diversified financial services	1.0
Electric	1.3
Machinery-diversified	0.4
Media	1.3
Oil & gas	0.4
Pipelines	0.5
Semiconductors	0.5
Software	0.5
Telecommunications	0.3
Total corporate bonds	9.6
Mortgage-backed securities	0.8
Non-U.S. government agency obligations	4.0
U.S. government agency obligations	9.1
U.S. Treasury obligations	8.3
Exchange traded funds	3.1
Short-term investments	2.1
Investment of cash collateral from securities loaned	1.1%
Total investments	100.0
Liabilities in excess of other assets	(0.0)†
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.
1	The portfolio is actively managed and its composition will vary over time.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—29.0%
Australia—0.2%
Glencore PLC[1]	48,404	$275,637

Austria—0.2%
BAWAG Group AG2	7,429	339,550

Canada—0.3%
Canadian Pacific Kansas City Ltd.[3]	5,976	444,202

Denmark—0.2%
Genmab AS*	771	272,973

France—0.4%
Cie Generale des Etablissements Michelin SCA	10,221	312,834
Pernod Ricard SA	1,372	228,424
Ubisoft Entertainment SA*,3	3,150	102,081
		643,339
Germany—0.4%
Infineon Technologies AG	10,553	349,523
Knorr-Bremse AG	5,854	371,128
		720,651
Hong Kong—0.3%
AIA Group Ltd.	50,817	410,964

Iceland—0.1%
Marel HF [2,3]	37,118	107,396

India—0.2%
HDFC Bank Ltd., ADR	6,178	364,564

Ireland—0.3%
AIB Group PLC	101,669	455,702

Italy—0.2%
PRADA SpA	58,700	344,014

Japan—1.6%
ITOCHU Corp.[3]	11,600	418,922
JTOWER, Inc.*,3	4,600	188,793
Keyence Corp.	800	295,861
Nippon Telegraph & Telephone Corp.	388,000	459,250
Shin-Etsu Chemical Co. Ltd.	10,600	307,884
SoftBank Group Corp.	5,800	244,328
Sony Group Corp.	4,300	351,635
TechnoPro Holdings, Inc.	8,900	193,426
		2,460,099
Netherlands—1.3%
Heineken Holding NV	2,866	215,985
Koninklijke Philips NV3	20,597	410,956
OCI NV*,3	9,911	275,596
Shell PLC	29,721	941,984
Universal Music Group NV3	7,606	198,488
		2,043,009
South Korea—0.2%
Samsung Electronics Co. Ltd.	5,128	259,241

Spain—0.2%
Banco de Sabadell SA	308,405	356,785

UBS Global Allocation Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Sweden—0.1%
Hexpol AB	23,815	$211,014

Switzerland—0.7%
Alcon, Inc.	5,378	415,006
Novartis AG, Registered Shares	5,374	548,839
Wizz Air Holdings PLC*,2	7,371	172,052
		1,135,897
United Kingdom—1.3%
Ashtead Group PLC	5,989	363,188
British American Tobacco PLC	9,488	297,911
Legal & General Group PLC	93,921	253,430
London Stock Exchange Group PLC	4,789	479,981
Ocado Group PLC*,3	10,405	75,654
Spectris PLC	5,889	243,461
Unilever PLC	6,794	336,353
		2,049,978
United States—20.8%
Abbott Laboratories	1,577	152,732
AbbVie, Inc.	7,798	1,162,370
Adobe, Inc.*	566	288,603
Agilent Technologies, Inc.	2,071	231,579
Airbnb, Inc., Class A*	120	16,465
Allstate Corp.	2,502	278,748
Alphabet, Inc., Class A*	12,334	1,614,027
Amazon.com, Inc.*	8,913	1,133,021
American Express Co.	1,344	200,511
Ameriprise Financial, Inc.	1,902	627,051
APA Corp.	9,546	392,341
Apple, Inc.	7,237	1,239,047
Aptiv PLC*	5,970	588,582
Bio-Rad Laboratories, Inc., Class A*	1,062	380,674
Broadcom, Inc.	534	443,530
Brunswick Corp.	2,552	201,608
Bunge Ltd.	6,327	684,898
CF Industries Holdings, Inc.	3,746	321,182
Comcast Corp., Class A	13,763	610,251
Constellation Brands, Inc., Class A	1,165	292,799
Cooper Cos., Inc.	594	188,898
Dexcom, Inc.*	2,120	197,796
Dollar Tree, Inc.*	3,290	350,221
Dynatrace, Inc.*	3,110	145,330
Eli Lilly & Co.	1,911	1,026,455
EOG Resources, Inc.	1,350	171,126
Exxon Mobil Corp.	1,895	222,814
Fidelity National Information Services, Inc.	4,099	226,552
Haleon PLC	132,260	548,229
Hayward Holdings, Inc.*	20,086	283,213
Honeywell International, Inc.	1,407	259,929

UBS Global Allocation Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
HubSpot, Inc.*	417	$205,373
Ingersoll Rand, Inc.	8,773	559,016
IQVIA Holdings, Inc.*	1,060	208,555
Laboratory Corp. of America Holdings	1,988	399,687
Las Vegas Sands Corp.	5,820	266,789
LivaNova PLC*	3,800	200,944
Lowe's Cos., Inc.	1,309	272,063
Lululemon Athletica, Inc.*	901	347,435
Lyft, Inc., Class A*	14,657	154,485
Marsh & McLennan Cos., Inc.	2,550	485,265
Marvell Technology, Inc.	3,424	185,341
Mastercard, Inc., Class A	1,709	676,610
McDonald's Corp.	720	189,677
Meta Platforms, Inc., Class A*	833	250,075
Micron Technology, Inc.	4,990	339,470
Microsoft Corp.	6,231	1,967,438
Mondelez International, Inc., Class A	8,046	558,392
Monster Beverage Corp.*	2,889	152,973
MSCI, Inc.	283	145,202
Netflix, Inc.*	774	292,262
NextEra Energy, Inc.	6,390	366,083
NIKE, Inc., Class B	2,291	219,065
NVIDIA Corp.	2,190	952,628
Oracle Corp.	3,513	372,097
Palo Alto Networks, Inc.*	1,311	307,351
PepsiCo, Inc.	1,110	188,078
Prologis, Inc.	3,545	397,784
Regal Rexnord Corp.	3,250	464,360
Salesforce, Inc.*	1,824	369,871
ServiceNow, Inc.*	515	287,864
Shoals Technologies Group, Inc., Class A*	5,061	92,363
SLM Corp.	24,638	335,570
Splunk, Inc.*	3,797	555,311
Take-Two Interactive Software, Inc.*	4,520	634,563
Tesla, Inc.*	1,526	381,836
TJX Cos., Inc.	3,607	320,590
TransDigm Group, Inc.*	308	259,684
Union Pacific Corp.	1,135	231,120
United Rentals, Inc.	569	252,960
UnitedHealth Group, Inc.	1,725	869,728
Vertex Pharmaceuticals, Inc.*	1,262	438,848
VMware, Inc., Class A*	2,177	362,427
Voya Financial, Inc.	5,522	366,937
Wells Fargo & Co.	12,303	502,701
Williams Cos., Inc.	21,122	711,600
		32,579,053
Total common stocks (cost—$39,744,963)		45,474,068

UBS Global Allocation Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Face amount[1]	Value
Asset-backed securities: 2.0%
Cayman Islands: 0.1%
Dryden 60 CLO Ltd.,
Series 2018-60A, Class A, 3 mo.
USD Term SOFR + 1.310%,
6.620%, due 07/15/31[2,4]	$250,000	$249,179

United States: 1.9%
AmeriCredit Automobile Receivables Trust
Series 2019-2, Class D,
2.990%, due 06/18/25	175,000	173,377
Series 2020-2, Class B,
0.970%, due 02/18/26	78,017	77,766
Series 2020-2, Class C,
1.480%, due 02/18/26	375,000	365,343
Drive Auto Receivables Trust,
Series 2021-2, Class C,
0.870%, due 10/15/27	154,789	151,951
DT Auto Owner Trust,
Series 2021-1A, Class D,
1.160%, due 11/16/26[2]	100,000	93,742
Exeter Automobile Receivables Trust
Series 2021-1A, Class D,
1.080%, due 11/16/26	125,000	120,415
Series 2022-2A, Class B,
3.650%, due 10/15/26	100,000	99,088
Series 2022-5A, Class A2,
5.290%, due 01/15/25	5,705	5,703
GLS Auto Receivables Issuer Trust,
Series 2020-2A, Class C,
4.570%, due 04/15/26[2]	150,159	149,011
GM Financial Automobile Leasing Trust,
Series 2021-2, Class B,
0.690%, due 05/20/25	150,000	149,173
HPEFS Equipment Trust,
Series 2022-1A, Class B,
1.790%, due 05/21/29[2]	200,000	192,852
OneMain Financial Issuance Trust,
Series 2020-2A, Class B,
2.210%, due 09/14/35[2]	100,000	86,706
Santander Drive Auto Receivables Trust
Series 2020-1, Class C,
4.110%, due 12/15/25	86,902	86,639
Series 2020-2, Class D,
2.220%, due 09/15/26	126,370	124,521
Series 2020-4, Class D,
1.480%, due 01/15/27	256,116	249,468
Series 2021-3, Class C,
0.950%, due 09/15/27	287,785	283,406

UBS Global Allocation Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Face amount[1]	Value
Asset-backed securities—(continued)
United States—(continued)
Series 2021-4, Class B,
0.880%, due 06/15/26	84,088	$83,733
Series 2022-1, Class B,
2.360%, due 08/17/26	275,000	271,196
Tesla Auto Lease Trust,
Series 2021-A, Class B,
1.020%, due 03/20/25[2]	200,000	198,534
		2,962,624
Total asset-backed securities
(cost—$3,216,933)		3,211,803

Corporate bonds: 9.6%
Canada: 0.5%
Canadian Imperial Bank of Commerce
3.945%, due 08/04/25	810,000	782,012

UBS Global Allocation Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States: 9.1%
Air Lease Corp.
5.300%, due 02/01/28	750,000	$724,606
American Express Co.
3.950%, due 08/01/25	810,000	783,567
Bank of America Corp.
(fixed, converts to FRN on 07/21/31),
2.299%, due 07/21/32[4]	1,000,000	757,730
Broadcom, Inc.
4.300%, due 11/15/32	900,000	785,195
Charter Communications
Operating LLC/Charter Communications Operating Capital
4.908%, due 07/23/25	810,000	791,493
Cheniere Energy Partners LP
4.500%, due 10/01/29	810,000	733,433
Citigroup, Inc.
(fixed, converts to FRN on 04/24/24),
3.352%, due 04/24/25[4]	810,000	795,553
Comcast Corp.
5.250%, due 11/07/25	540,000	537,538
Discovery Communications LLC
3.625%, due 05/15/30	900,000	761,795
DTE Energy Co.
4.220%, due 11/01/24[4]	810,000	794,898
General Motors Co.
5.400%, due 10/15/29[3]	810,000	772,048
John Deere Capital Corp.
4.800%, due 01/09/26	650,000	642,444
JPMorgan Chase & Co.
3.625%, due 12/01/27	810,000	746,313
Morgan Stanley
(fixed, converts to FRN on 07/22/24),
2.720%, due 07/22/25[4]	810,000	786,089
Oracle Corp.
6.250%, due 11/09/32	750,000	759,264
Pacific Gas & Electric Co.
4.550%, due 07/01/30	750,000	662,969
Southern California Edison Co.
5.850%, due 11/01/27	630,000	633,380
Southwestern Energy Co.
5.375%, due 02/01/29	750,000	690,741
T-Mobile USA, Inc.
3.500%, due 04/15/31	540,000	456,608
Wells Fargo & Co.
(fixed, converts to FRN on 05/19/24),
0.805%, due 05/19/25[4]	630,000	607,559
		14,223,223
Total corporate bonds (cost—$15,542,217)		15,005,235

Mortgage-backed securities: 0.8%
United States: 0.8%
Bank, Series
2022-BNK39, Class A4,
2.928%, due 02/15/55[4]	200,000	160,676
BMO Mortgage Trust,
Series 2023-C4, Class A5,
5.117%, due 02/15/56[4]	150,000	141,689
Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class C,
4.682%, due 01/10/36[2]	345,000	344,417

UBS Global Allocation Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Face amount[1]		Value
Mortgage-backed securities—(continued)
United States—(continued)
Extended Stay America Trust,
Series 2021-ESH, Class D,
1 mo. USD Term SOFR + 2.364%,
7.697%, due 07/15/38[2,4]		142,573	$140,246
Flagstar Mortgage Trust,
Series 2018-5, Class A2,
4.000%, due 09/25/48[2,4]		47,754	43,679
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-2NU, Class D,
2.146%, due 01/05/40[2,4]		125,000	84,708
MFA Trust
Series 2020-NQM3, Class A1,
1.014%, due 01/26/65[2,4]		21,619	19,068
Series 2021-NQM1, Class A1,
1.153%, due 04/25/65[2,4]		25,706	22,353
New Residential Mortgage Loan Trust,
Series 2021-NQ2R, Class A1,
0.941%, due 10/25/58[2,4]		52,720	46,454
Residential Mortgage Loan Trust,
Series 2020-2, Class A1,
1.654%, due 05/25/60[2,4]		21,839	21,461
Verus Securitization Trust
Series 2019-4, Class A1,
2.642%, due 11/25/59[2,4]		10,354	9,858
Series 2020-5, Class A1,
1.218%, due 05/25/65[2,4]		27,441	25,191
Series 2021-R2, Class A1,
0.918%, due 02/25/64[2,4]		40,136	34,042
Series 2021-R3, Class A1,
1.020%, due 04/25/64[2,4]		52,384	45,799
Wells Fargo Commercial Mortgage Trust,
Series 2018-C45, Class AS,
4.405%, due 06/15/51[4]		130,000	117,401
Total mortgage-backed securities (cost—$1,393,081)			1,257,042

Non-U.S. government agency obligations: 4.0%
Australia: 0.1%
Australia Government Bonds
3.250%, due 04/21/29[5]	AUD	275,000	168,642

Austria: 0.0%†
Republic of Austria Government Bonds
3.150%, due 06/20/44[5]	EUR	45,000	44,105

Belgium: 0.1%
Kingdom of Belgium Government Bonds
3.750%, due 06/22/45[5]	EUR	73,000	75,618

Canada: 0.1%
Canada Government Bonds
1.500%, due 09/01/24	CAD	120,000	85,540
2.000%, due 12/01/51	CAD	50,000	25,214
2.500%, due 12/01/32	CAD	100,000	64,938
			175,692

UBS Global Allocation Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
Finland: 0.0%†
Finland Government Bonds
1.375%, due 04/15/47[5]	EUR	20,000	$13,899

France: 0.4%
French Republic Government Bonds OAT
0.000%, due 11/25/31[5,6]	EUR	610,000	496,704
0.010%, due 05/25/32[5,6]	EUR	75,000	59,915
0.500%, due 05/25/40[5]	EUR	75,000	47,956
3.250%, due 05/25/45[5]	EUR	93,000	90,521
			695,096
Germany: 0.1%
Bundesrepublik Deutschland Bundesanleihe
2.500%, due 07/04/44[5]	EUR	128,000	124,636

Ireland: 0.1%
Ireland Government Bonds
1.500%, due 05/15/50[5]	EUR	240,000	159,778

Italy: 0.3%
Italy Buoni Poliennali Del Tesoro
0.950%, due 12/01/31[5]	EUR	170,000	136,683
1.650%, due 03/01/32[5]	EUR	60,000	50,911
3.000%, due 08/01/29[5]	EUR	140,000	138,586
3.250%, due 09/01/46[5]	EUR	75,000	60,265
4.000%, due 02/01/37[5]	EUR	110,000	106,730
			493,175
Japan: 0.6%
Japan Government CPI-Linked Bonds
0.005%, due 03/10/31	JPY	53,212,000	378,153
Japan Government Forty Year Bonds
0.500%, due 03/20/59	JPY	15,000,000	68,832
Japan Government Thirty Year Bonds
0.300%, due 06/20/46	JPY	11,100,000	56,926
Japan Government Twenty Year Bonds
0.400%, due 03/20/36	JPY	70,000,000	436,530
			940,441
New Zealand: 1.3%
New Zealand Government Bonds Inflation-Linked
2.000%, due 09/20/25[5,7]	NZD	3,493,800	2,054,160

Spain: 0.5%
Spain Government Bonds
1.450%, due 10/31/27[5]	EUR	165,000	161,222
1.500%, due 04/30/27[5]	EUR	115,000	113,653
3.450%, due 07/30/66[5]	EUR	10,000	8,395
4.200%, due 01/31/37[5]	EUR	44,000	46,966
4.800%, due 01/31/24[5]	EUR	296,000	313,728
5.150%, due 10/31/44[5]	EUR	69,000	80,759
			724,723
United Kingdom: 0.4%
U.K. Gilts
1.000%, due 04/22/24[5]	GBP	90,000	107,388
1.000%, due 01/31/32[5]	GBP	120,000	112,395
1.250%, due 07/31/51[5]	GBP	205,000	113,671
1.625%, due 10/22/28[5]	GBP	100,000	107,545
3.500%, due 01/22/45[5]	GBP	90,000	89,784

UBS Global Allocation Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Face amount[1]		Value
Non-U.S. government agency obligations—(continued)
United Kingdom—(continued)
3.750%, due 10/22/53[5]	GBP	40,000	$40,180
			570,963
Total non-U.S. government agency obligations (cost—$7,921,147)			6,240,928

U.S. government agency obligations: 9.1%
United States: 9.1%
FHLMC
1.500%, due 10/01/51		312,290	224,865
2.000%, due 02/01/51		875,330	668,569
2.000%, due 01/01/52		322,808	246,898
2.500%, due 11/01/50		205,885	166,665
3.000%, due 01/01/52		125,457	104,078
4.500%, due 08/01/52		209,254	192,081
4.500%, due 12/01/52		279,811	256,847
FNMA
2.000%, due 03/01/51		574,231	443,849
2.000%, due 04/01/51		243,665	186,767
2.000%, due 05/01/51		709,933	541,799
2.000%, due 10/01/51		686,200	522,835
2.000%, due 03/01/52		712,353	542,409
2.500%, due 08/01/51		388,954	309,657
2.500%, due 08/01/51		235,215	188,354
2.500%, due 11/01/51		479,211	381,989
2.500%, due 02/01/52		242,384	195,442
2.500%, due 03/01/52		505,122	401,578
3.000%, due 08/01/50		464,182	390,565
3.000%, due 12/01/51		462,407	385,205
3.000%, due 03/01/52		384,155	321,858
3.500%, due 02/01/49		440,024	384,469
3.500%, due 07/01/51		432,710	376,891
3.500%, due 05/01/52		132,885	114,305
4.000%, due 05/01/51		419,584	379,377
4.000%, due 08/01/52		235,004	209,405
4.500%, due 01/01/53		436,755	400,911
GNMA II
2.000%, due 03/20/51		259,004	204,704
2.000%, due 01/20/52		489,437	386,532
2.500%, due 08/20/51		752,586	615,267
3.000%, due 10/20/45		69,842	60,271
3.000%, due 12/20/45		79,587	68,681
3.000%, due 12/20/51		534,209	453,219
3.000%, due 04/20/52		227,458	192,728
3.500%, due 01/20/50		212,125	187,993
GNMA II, TBA,
5.500%,		275,000	266,776
6.000%,		100,000	99,071
UMBS TBA
2.500%,		200,000	158,663
3.500%,		900,000	773,457
4.000%,		650,000	578,641
5.000%,		175,000	165,036
5.500%,		675,000	652,137
6.000%,		450,000	444,060
6.500%,		450,000	452,039
Total U.S. government agency obligations (cost—$15,383,583)			14,296,943

U.S. Treasury obligations: 8.3%
United States: 8.3%
U.S. Treasury Bills
5.326%, due 02/22/24[8]		410,000	402,562

UBS Global Allocation Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Face amount[1]	Value
U.S. Treasury obligations—(continued)
United States—(continued)
5.326%, due 02/22/24[8]	1,200,000	$1,174,438
5.346%, due 01/25/24[8]	410,000	404,107
5.346%, due 01/25/24[8]	1,300,000	1,277,860
5.388%, due 10/12/23[8]	410,000	409,370
5.388%, due 10/12/23[8]	450,000	449,291
5.388%, due 10/12/23[8]	500,000	499,193
5.394%, due 11/02/23[8]	410,000	408,210
5.394%, due 11/02/23[8]	1,050,000	1,045,235
5.451%, due 12/28/23[8]	410,000	405,706
U.S. Treasury Bonds
1.125%, due 08/15/40	70,000	39,791
1.250%, due 05/15/50	230,000	108,513
2.500%, due 02/15/46	180,000	120,797
2.750%, due 11/15/42	240,000	175,209
2.750%, due 08/15/47	168,000	117,279
2.875%, due 05/15/43	717,000	531,196
3.000%, due 11/15/45	100,000	73,965
4.375%, due 02/15/38	110,000	106,584
U.S. Treasury Notes
0.375%, due 12/31/25	250,000	226,006
0.625%, due 08/15/30	1,270,000	974,675
0.750%, due 03/31/26	250,000	231,392
0.875%, due 06/30/26	250,000	224,941
1.250%, due 03/31/28	140,000	120,832
1.250%, due 06/30/28	400,000	342,531
1.250%, due 08/15/31	200,000	156,320
1.500%, due 09/30/24	750,000	721,524
1.625%, due 11/30/26	858,000	779,004
1.625%, due 08/15/29	196,000	166,324
1.625%, due 05/15/31	350,000	284,156
2.125%, due 05/15/25	150,000	142,869
2.500%, due 05/15/24	321,000	315,245
2.750%, due 08/15/32	200,000	173,188
3.875%, due 08/15/33	126,000	119,050
4.125%, due 11/15/32	300,000	289,336
Total U.S. Treasury obligations (cost—$14,024,145)		13,016,699

	Number of shares
Exchange traded funds: 3.1%
SPDR Portfolio S&P 400 Mid Cap ETF (cost—$5,250,684)	110,438	4,836,080
Investment companies: 30.9%
PACE High Yield Investments[9]	995,168	8,279,796
PACE International Emerging Markets Equity Investments[9]	876,305	10,471,841
PACE International Equity Investments[9]	1,098,338	17,705,208
UBS All China Equity Fund[9]	453,914	2,147,014
UBS Emerging Markets Equity Opportunity Fund[9]	1,393,077	9,932,642
Total investment companies (cost—$54,568,407)		48,536,501

Short-term investments: 2.1%
Investment companies: 2.1%
State Street Institutional U.S. Government Money Market Fund, 5.290%[8] (cost $3,360,742)	3,360,741	3,360,742

UBS Global Allocation Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned—1.1%
Money market funds—1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.304%[8] (cost $1,658,856)	1,658,856	$1,658,856
Total investments (cost $162,064,758)[10]—100.0%		156,894,897
Liabilities in excess of other assets—(0.0)%†		(38,986)
Net assets—100.0%		$156,855,911

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts
17	USD	E-mini Energy Select Sector Futures	December 2023	$1,667,734	$1,624,350	$(43,384)
26	USD	E-mini Russell Index Futures	December 2023	2,439,060	2,338,180	(100,880)
684	EUR	Eurex EURO STOXX Banks Index Futures	December 2023	3,951,667	4,047,883	96,216
100	USD	S&P 500 Index Futures	December 2023	22,699,220	21,627,500	(1,071,720)
7	CAD	S&P TSX 60 Index Futures	December 2023	1,244,424	1,212,457	(31,967)
29	JPY	TSE TOPIX Index Futures	December 2023	4,553,261	4,508,934	(44,327)
Interest rate futures buy contracts
90	AUD	Australian Bond 10 Year Futures	December 2023	6,654,551	6,479,360	(175,191)
29	EUR	EURO Schatz 2 Year Index Futures	December 2023	3,231,160	3,219,020	(12,140)
55	GBP	United Kingdom Long Gilt Bond Futures	December 2023	6,407,246	6,318,654	(88,592)
U.S. Treasury futures buy contracts
26	USD	U.S. Treasury Note 10 Year Futures	December 2023	2,862,319	2,809,625	(52,694)
Total				$55,710,642	$54,185,963	$(1,524,679)
Index futures sell contracts
246	EUR	Eurex EURO STOXX 50 Index Futures	December 2023	$(11,132,563)	$(10,933,911)	$198,652
9	GBP	FTSE 100 Index Futures	December 2023	(834,593)	(842,345)	(7,752)
255	USD	MSCI Emerging Markets Index Futures	December 2023	(12,569,473)	(12,182,625)	386,848
22	AUD	SPI 200 Index Futures	December 2023	(2,571,876)	(2,505,769)	66,107
Interest rate futures sell contracts
20	EUR	Euro Bund 10 Year Futures	December 2023	(2,778,433)	(2,720,093)	58,340
26	JPY	Japan Government Bond 10 Year Futures	December 2023	(2,539,605)	(2,522,752)	16,853
Total				$(32,426,543)	$(31,707,495)	$719,048
Net unrealized appreciation (depreciation)						$(805,631)

UBS Global Allocation Fund

Portfolio of investments – September 30, 2023 (unaudited)

Centrally cleared credit default swap agreements on credit indices—sell protection11

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S4	USD	8,300	06/20/28	Quarterly	5.000%	$(166,798)	$139,026	$(27,772)

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	19	11/14/23	Quarterly	3 Month SOFR + 0.500%	J.P. Morgan EMBI Global Core Index	$—	$(580,363)	$(580,363)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	USD	4,120,800	BRL	20,140,000	10/20/23	$(124,038)
BOA	USD	1,190,338	CNY	8,700,000	10/20/23	1,752
BOA	USD	444,819	KRW	591,000,000	10/20/23	(6,488)
CIBC	EUR	2,665,000	USD	3,008,636	10/20/23	189,104
CIBC	USD	6,165,158	AUD	9,025,000	10/20/23	(359,344)
CIBC	USD	493,688	SGD	650,000	10/20/23	(17,840)
CITI	CZK	76,146,230	EUR	3,100,000	10/20/23	(18,174)
CITI	USD	3,479,148	JPY	474,000,000	10/20/23	(298,703)
CITI	USD	3,485,000	JPY	485,438,858	10/20/23	(227,803)
CITI	USD	5,504,724	MXN	93,760,000	10/20/23	(140,012)
GS	CNY	91,925,000	USD	12,911,818	10/20/23	316,081
GS	MXN	29,290,000	USD	1,715,209	10/20/23	39,309
GS	USD	897,577	HKD	7,005,000	10/20/23	(2,752)
GS	USD	3,515,429	NOK	35,210,000	10/20/23	(222,190)
HSBC	KRW	881,000,000	USD	698,292	10/20/23	44,874
HSBC	USD	287,462	NOK	2,880,000	10/20/23	(18,092)
JPMCB	AUD	5,200,000	USD	3,417,446	10/20/23	72,268
JPMCB	EUR	3,120,000	USD	474,000,000	10/20/23	203,157
JPMCB	EUR	775,000	USD	485,438,858	10/20/23	36,448
JPMCB	GBP	3,395,000	CNY	31,061,293	10/20/23	113,411
JPMCB	USD	2,920,208	CAD	3,850,000	10/20/23	(85,006)
MSCI	CHF	550,000	USD	646,987	10/20/23	45,045
MSCI	IDR	15,528,800,000	USD	1,025,917	10/20/23	21,170
MSCI	NZD	15,240,000	USD	9,602,694	10/20/23	468,582
MSCI	USD	249,189	MYR	1,152,000	10/20/23	(3,552)
SSC	EUR	1,550,000	USD	1,654,277	10/20/23	14,399
SSC	GBP	4,600,000	USD	6,020,484	10/20/23	407,446
SSC	JPY	487,800,000	USD	3,412,834	10/20/23	139,794
SSC	TWD	105,333,490	USD	3,305,000	10/20/23	35,224
SSC	USD	1,699,532	BRL	8,330,000	10/20/23	(46,452)
SSC	USD	2,574,574	COP	10,474,166,000	10/20/23	(19,743)

UBS Global Allocation Fund

Portfolio of investments – September 30, 2023 (unaudited)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSC	USD	682,743	EUR	630,000	10/20/23	$(16,212)
SSC	USD	637,784	IDR	9,808,500,000	10/20/23	(3,152)
SSC	USD	343,601	NZD	580,000	10/20/23	4,023
Net unrealized appreciation (depreciation)						$542,534

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$32,839,590	$12,634,478	$—	$45,474,068
Exchange traded funds	4,836,080	—	—	4,836,080
Investment companies	48,536,501	—	—	48,536,501
Asset-backed securities	—	3,211,803	—	3,211,803
Corporate bonds	—	15,005,235	—	15,005,235
Mortgage-backed securities	—	1,257,042	—	1,257,042
Non-U.S. government agency obligations	—	6,240,928	—	6,240,928
U.S. government agency obligations	—	14,296,943	—	14,296,943
U.S. Treasury obligations	—	13,016,699	—	13,016,699
Investment companies	—	3,360,742	—	3,360,742
Investment of cash collateral from securities loaned	—	1,658,856	—	1,658,856
Futures contracts	462,041	360,975	—	823,016
Swap agreements	—	139,026	—	139,026
Forward foreign currency contracts	—	2,152,087	—	2,152,087
Total	$86,674,212	$73,334,814	$—	$160,009,026

Liabilities
Futures contracts	$(1,576,568)	$(52,079)	$—	$(1,628,647)
Swap agreements	—	(580,363)	—	(580,363)
Forward foreign currency contracts	—	(1,609,553)	—	(1,609,553)
Total	$(1,576,568)	$(2,241,995)	$—	$(3,818,563)

At September 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

*	Non–income producing security.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,426,298 represented 1.5% of the Fund’s net assets at period end.

UBS Global Allocation Fund

Portfolio of investments – September 30, 2023 (unaudited)

3	Security, or portion thereof, was on loan at the period end.
4	Floating or variable rate securities. The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
5	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
6	Zero coupon bond.
7	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
8	Rates shown reflect yield at September 30, 2023.
9	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Fund does not pay advisory fees that are retained by the Advisor in connection with its investment in other investment companies advised by the Advisor, but may pay other expenses associated with such investments (such as sub-advisory fees paid to other parties, if any)

Security description	Value 06/30/23	Purchases during the period ended 09/30/23	Sales during the period ended 09/30/23	Net realized gain (loss) during the period ended 09/30/23	Change in net unrealized appreciation (depreciation) during the period ended 09/30/23	Value 09/30/23	Net income earned from affiliate for the period ended 09/30/23	Shares 09/30/23
UBS Emerging Markets Equity Opportunity Fund	$10,907,589	$—	$615,000	$(194,211)	$(165,736)	$9,932,642	$1,069,802	1,393,077
PACE High Yield Investments	8,669,888	130,904	460,000	(52,335)	(8,661)	8,279,796	1,787,321	995,168
PACE International Equity Investments	18,861,873	—	409,998	(5,023)	(741,644)	17,705,208	—	1,098,338
PACE International Emerging Markets Equity Investments	11,349,594	—	410,000	9,286	(477,039)	10,471,841	—	876,305
UBS All China Equity Fund	2,215,101	—	—	—	(68,087)	2,147,014	91,240	453,914
	$52,004,045	$130,904	$1,894,998	$(242,283)	$(1,461,167)	$48,536,501	$2,948,363

10	Includes $2,564,480 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,658,856 and non-cash collateral of $1,011,283.
11	If the Fund’s is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund’s will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
12	Payments made or received are based on the notional amount.

UBS Emerging Markets Equity Opportunity Fund
Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2023

Common stocks
Automobiles	2.3%
Banks	19.7
Beverages	3.8
Broadline retail	10.1
Electronic equipment, instruments & components	2.3
Food products	2.6
Hotels, restaurants & leisure	1.9
Household durables	3.5
Insurance	3.9
Interactive media & services	4.2
Metals & mining	2.9
Oil, gas & consumable fuels	8.2
Paper & forest products	2.5
Pharmaceuticals	1.7
Semiconductors & semiconductor equipment	15.2
Technology hardware, storage & peripherals	8.2
Wireless telecommunication services	1.7
Total common stocks	94.7
Preferred stocks
Banks	2.3
Short-term investments	2.9
Total investments	99.9
Other assets in excess of liabilities	0.1
Net assets	100.0%

[1]	The portfolio is actively managed and its composition will vary over time.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—94.7%
Brazil—8.3%
Hypera SA	1,026,700	$7,586,046
MercadoLibre, Inc.*	7,287	9,239,041
Petroleo Brasileiro SA, ADR	600,820	9,006,292
Suzano SA	1,047,419	11,310,721
		37,142,100
China—26.7%
Alibaba Group Holding Ltd.*	496,600	5,384,228
China Mengniu Dairy Co. Ltd.	3,462,000	11,547,655
China Merchants Bank Co. Ltd., Class H	1,751,500	7,271,532
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,403,600	7,002,545
Kweichow Moutai Co. Ltd., Class A	68,867	17,079,879
Meituan, Class B*,[1]	574,170	8,311,794
Midea Group Co. Ltd., Class A	1,134,246	8,652,536
PDD Holdings, Inc., ADR*	179,082	17,562,572
Ping An Insurance Group Co. of China Ltd., Class H	3,065,000	17,383,593
Tencent Holdings Ltd.	479,800	18,598,935
		118,795,269
Hungary—1.6%
OTP Bank Nyrt,	202,146	7,288,150

India—11.1%
Bandhan Bank Ltd.[1]	1,615,161	4,878,124
Eicher Motors Ltd.	245,107	10,154,514
HDFC Bank Ltd.	883,492	16,203,153
Reliance Industries Ltd.	652,117	18,360,130
		49,595,921
Indonesia—5.7%
Bank Central Asia Tbk PT	29,489,900	16,801,419
Bank Mandiri Persero Tbk PT	21,519,500	8,375,964
		25,177,383
Mexico—4.1%
Grupo Financiero Banorte SAB de CV, Class O	2,161,659	18,123,085

Russia—0.0%†
Sberbank of Russia PJSC*,[2,3]	3,568,865	0
Yandex NV, Class A*,[2,3]	257,600	0
		0
Saudi Arabia—1.9%
Saudi National Bank,	992,028	8,679,792

South Africa—7.5%
Anglo American PLC	474,230	13,022,163
MTN Group Ltd.	1,261,983	7,513,859
Naspers Ltd., Class N	79,059	12,648,562
		33,184,584
South Korea—13.5%
Samsung Electronics Co. Ltd.	726,759	36,740,653
Samsung SDI Co. Ltd.	27,152	10,261,079
SK Hynix, Inc.	153,661	13,009,655
		60,011,387
Taiwan—12.2%
MediaTek, Inc.	432,000	9,876,755
Nanya Technology Corp.	2,420,000	4,931,790
Taiwan Semiconductor Manufacturing Co. Ltd.	2,437,000	39,738,289
		54,546,834
Thailand—2.1%
PTT Exploration & Production PCL, NVDR	1,966,600	9,176,437
Total common stocks (cost—$521,115,073)		421,720,942
Preferred stocks—2.3%
Brazil—2.3%
Banco Bradesco SA (cost $12,207,443)	3,596,559	10,231,828
Short-term investments: 2.9%
Investment companies: 2.9%
State Street Institutional U.S. Government Money Market Fund, 5.290%[4] (cost $12,909,102)	12,909,102	12,909,102
Total investments (cost $546,231,618)—99.9%		444,861,872
Other assets in excess of liabilities—0.1%		384,758
Net assets—100.0%		$445,246,630

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments—September 30, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$72,827,757	$348,893,185	$0	$421,720,942
Preferred stocks	10,231,828	—	—	10,231,828
Investment companies	—	12,909,102	—	12,909,102
Total	$83,059,585	$361,802,287	$0	$444,861,872

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $13,189,918 represented 3.0% of the Fund’s net assets at period end.
[2]	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
[3]	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
[4]	Rates shown reflect yield at September 30, 2023.

UBS Engage For Impact Fund
Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2023

Common stocks
Automobile components	2.2%
Automobiles	1.7
Banks	7.5
Beverages	2.3
Biotechnology	5.2
Chemicals	8.3
Commercial services & supplies	1.1
Consumer finance	2.1
Consumer staples distribution & retail	1.7
Diversified consumer services	1.3
Diversified telecommunication services	1.6
Electric utilities	2.1
Electrical equipment	2.9
Electronic equipment, instruments & components	5.8
Food products	7.5
Ground transportation	1.9
Health care equipment & supplies	5.8
IT services	0.6
Life sciences tools & services	1.6
Machinery	3.6
Oil, gas & consumable fuels	3.1
Paper & forest products	3.0
Pharmaceuticals	1.8
Professional services	1.9
Semiconductors & semiconductor equipment	8.3
Software	7.1
Specialized REITs	1.6
Technology hardware, storage & peripherals	1.2
Textiles, apparel & luxury goods	2.1
Wireless telecommunication services	1.3
Total common stocks	98.2
Short-term investments	1.5
Investment of cash collateral from securities loaned	1.6%
Total investments	101.3
Liabilities in excess of other assets	(1.3)
Net assets	100.0%

[1]	The portfolio is actively managed and its composition will vary over time.

UBS Engage For Impact Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—98.2%
Brazil—3.0%
Suzano SA, ADR	139,469	$1,499,292

Canada—1.9%
Canadian Pacific Kansas City Ltd.[1]	12,710	944,746

China—1.8%
China Mengniu Dairy Co. Ltd.	273,000	910,604

Denmark—2.3%
Genmab AS *	3,289	1,164,472

France—4.0%
Danone SA	36,167	1,994,890

Germany—2.5%
Infineon Technologies AG	36,721	1,216,227

Indonesia—4.2%
Bank Mandiri Persero Tbk PT	5,384,800	2,095,908

Ireland—3.3%
AIB Group PLC	365,293	1,637,321

Japan—5.3%
Chugai Pharmaceutical Co. Ltd.	29,500	909,604
JTOWER, Inc.*,1	19,300	792,111
Recruit Holdings Co. Ltd.	30,200	923,970
		2,625,685
Mexico—1.3%
America Movil SAB de CV, Class B	727,800	630,182

Netherlands—1.2%
OCI NV *	20,640	573,938

Portugal—3.1%
Galp Energia SGPS SA	102,848	1,523,396

Spain—2.5%
Befesa SA2	6,917	210,836
Iberdrola SA	92,105	1,030,144
		1,240,980
Switzerland—4.0%
Alcon, Inc.	25,984	2,005,117

United Kingdom—3.9%
Spectris PLC	46,609	1,926,889

United States—53.9%
AbbVie, Inc.	9,593	1,429,933
Aptiv PLC*	11,005	1,084,983
Autodesk, Inc.*	7,822	1,618,450
Bio-Rad Laboratories, Inc., Class A*	2,279	816,908
Broadcom, Inc.	1,421	1,180,254
Bunge Ltd.	7,606	823,349
CF Industries Holdings, Inc.	11,943	1,023,993

UBS Engage For Impact Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Coursera, Inc.*	35,307	$659,888
Digital Realty Trust, Inc.	6,349	768,356
Ecolab, Inc.	6,325	1,071,455
Ingersoll Rand, Inc.	28,093	1,790,086
Linde PLC	3,953	1,471,900
LivaNova PLC*	16,538	874,529
Micron Technology, Inc.	25,456	1,731,772
Montrose Environmental Group, Inc.*	11,968	350,184
NIKE, Inc., Class B	11,148	1,065,972
Primo Water Corp.	82,567	1,139,425
Pure Storage, Inc., Class A*	16,141	574,942
Regal Rexnord Corp.	10,105	1,443,802
Rivian Automotive, Inc., Class A*,1	34,080	827,462
Roper Technologies, Inc.	1,956	947,252
SLM Corp.	76,826	1,046,370
Snowflake, Inc., Class A*	1,995	304,776
Sprouts Farmers Market, Inc.*	19,244	823,643
Trimble, Inc.*	17,724	954,615
Zoom Video Communications, Inc., Class A*	13,576	949,505
		26,773,804
Total common stocks (cost—$49,095,885)		48,763,451
Short-term investments: 1.5%
Investment companies: 1.5%
State Street Institutional U.S. Government Money Market Fund, 5.290%[3] (cost $748,849)	748,849	748,849
Investment of cash collateral from securities loaned—1.6%
Money market funds—1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.304%[3] (cost $809,400)	809,400	809,400
Total investments (cost $50,654,134)[4]—101.3%		50,321,700
Liabilities in excess of other assets—(1.3)%		(667,003)
Net assets—100.0%		$49,654,697

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Engage For Impact Fund

Portfolio of investments—September 30, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$29,848,024	$18,915,427	$—	$48,763,451
Investment companies	—	748,849	—	748,849
Investment of cash collateral from securities loaned	—	809,400	—	809,400
Total	$29,848,024	$20,473,676	$—	$50,321,700

At September 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non–income producing security.
[1]	Security, or portion thereof, was on loan at the period end.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $210,836 represented 0.4% of the Fund’s net assets at period end.
[3]	Rates shown reflect yield at September 30, 2023.
[4]	Includes $2,533,108 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $809,400 and non-cash collateral of $1,857,051.

UBS International Sustainable Equity Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2023

Common stocks
Automobile components	2.6%
Automobiles	2.6
Banks	12.0
Biotechnology	1.3
Broadline retail	2.4
Capital markets	2.6
Chemicals	3.9
Commercial services & supplies	1.4
Construction materials	1.5
Diversified telecommunication services	2.9
Electrical equipment	1.2
Electronic equipment, instruments & components	2.2
Energy equipment & services	3.1
Entertainment	2.3
Food products	5.5
Ground transportation	1.6
Health care equipment & supplies	4.5
Hotels, restaurants & leisure	0.9
Household durables	2.5
Industrial conglomerates	1.0
Insurance	7.5
IT services	2.2
Leisure products	0.4
Life sciences tools & services	1.2
Machinery	3.5
Oil, gas & consumable fuels	2.4
Paper & forest products	1.7
Personal care products	2.0
Pharmaceuticals	4.7
Semiconductors & semiconductor equipment	5.4
Software	1.9
Textiles, apparel & luxury goods	2.4
Trading companies & distributors	3.5
Wireless telecommunication services	1.2
Total common stocks	98.0
Short-term investments	0.9
Investment of cash collateral from securities loaned	4.1%
Total investments	103.0
Liabilities in excess of other assets	(3.0)
Net assets	100.0%

[1]	The portfolio is actively managed and its composition will vary over time.

UBS International Sustainable Equity Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—98.0%
Australia—1.4%
Brambles Ltd.,	237,075	$2,177,897

Brazil—3.0%
MercadoLibre, Inc.*	1,577	1,999,447
Suzano SA	232,400	2,509,608
		4,509,055
Canada—4.7%
Canadian Pacific Kansas City Ltd.[1]	32,931	2,447,792
Gildan Activewear, Inc.[1]	63,750	1,786,830
Royal Bank of Canada	33,449	2,923,171
		7,157,793
China—5.5%
Alibaba Group Holding Ltd., ADR*	19,389	1,681,802
China Mengniu Dairy Co. Ltd.	456,000	1,521,008
Meituan, Class B*,2	92,160	1,334,126
NXP Semiconductors NV	8,294	1,658,136
Ping An Insurance Group Co. of China Ltd., Class H	365,000	2,070,151
		8,265,223
Denmark—1.3%
Genmab AS,*	5,354	1,895,587

Finland—1.3%
Metso Oyj,[1]	188,409	1,975,820

France—7.2%
AXA SA	95,945	2,846,579
Cie Generale des Etablissements Michelin SCA	79,604	2,436,436
Danone SA	58,818	3,244,268
Ubisoft Entertainment SA*,1	73,421	2,379,342
		10,906,625
Germany—1.9%
Infineon Technologies AG	42,268	1,399,947
Knorr-Bremse AG	22,158	1,404,757
		2,804,704
Hong Kong—1.3%
Prudential PLC,	182,155	1,958,044

India—4.2%
Axis Bank Ltd., GDR[3]	12,823	802,711
Axis Bank Ltd., GDR[3]	28,882	1,810,901
Infosys Ltd., ADR	90,678	1,551,501
Mahindra & Mahindra Ltd., GDR	116,981	2,205,092
		6,370,205
Indonesia—4.4%
Bank Central Asia Tbk PT	5,707,700	3,251,875
Bank Mandiri Persero Tbk PT	8,494,500	3,306,286
		6,558,161
Ireland—2.1%
AIB Group PLC,	697,584	3,126,719

UBS International Sustainable Equity Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Italy—3.5%
Infrastrutture Wireless Italiane SpA[2]	140,978	$1,675,154
PRADA SpA	320,000	1,875,377
Prysmian SpA	44,790	1,797,793
		5,348,324
Japan—15.5%
FANUC Corp.	70,300	1,828,322
ITOCHU Corp.[1]	74,800	2,701,321
Keyence Corp.	2,900	1,072,494
Mitsubishi UFJ Financial Group, Inc.	172,000	1,457,555
NEC Corp.	32,300	1,783,690
Nippon Telegraph & Telephone Corp.	2,225,000	2,633,588
OBIC Business Consultants Co. Ltd.[1]	67,600	2,797,707
Shin-Etsu Chemical Co. Ltd.	56,000	1,626,556
SoftBank Group Corp.	44,700	1,883,010
Sony Group Corp.	47,000	3,843,451
Toyota Motor Corp.	99,300	1,781,474
		23,409,168
Luxembourg—1.2%
Eurofins Scientific SE,[1]	31,476	1,773,898

Netherlands—5.7%
ASML Holding NV	2,478	1,458,923
Koninklijke Philips NV1	184,443	3,680,052
OCI NV*	83,374	2,318,388
Universal Music Group NV	42,054	1,097,448
		8,554,811
Norway—3.0%
Equinor ASA	110,994	3,637,499
Mowi ASA	50,677	895,730
		4,533,229
South Korea—2.4%
LG Chem Ltd.	5,447	1,994,344
SK Hynix, Inc.	18,778	1,589,832
		3,584,176
Spain—0.9%
Banco de Sabadell SA,	1,225,177	1,417,372

Switzerland—5.6%
Alcon, Inc.	29,546	2,279,988
Barry Callebaut AG, Registered Shares	1,670	2,655,706
Novartis AG, Registered Shares	34,329	3,505,974
		8,441,668
Taiwan—1.7%
Merida Industry Co. Ltd.	111,000	601,527
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,957	1,994,963
		2,596,490
United Kingdom—12.3%
Ashtead Group PLC	43,042	2,610,179
AstraZeneca PLC	27,007	3,642,823

UBS International Sustainable Equity Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United Kingdom—(continued)
DCC PLC	26,836	$1,502,536
Legal & General Group PLC	643,244	1,735,686
London Stock Exchange Group PLC	39,009	3,909,710
Spectris PLC	54,649	2,259,276
Unilever PLC	59,458	2,943,608
		18,603,818
United States—7.9%
Aon PLC, Class A	8,278	2,683,893
Aptiv PLC*	15,622	1,540,173
James Hardie Industries PLC, CDI*	83,576	2,185,782
LivaNova PLC*	14,569	770,409
Schlumberger NV	81,002	4,722,417
		11,902,674
Total common stocks (cost—$161,439,204)		147,871,461

Short-term investments: 0.9%
Investment companies: 0.9%
State Street Institutional U.S. Government Money Market Fund, 5.290%[4] (cost $1,300,350)	1,300,350	1,300,350
Investment of cash collateral from securities loaned—4.1%
Money market funds—4.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.304%[4] (cost $6,184,794)	6,184,794	$6,184,794
Total investments (cost $168,924,348)[5]—103.0%		155,356,605
Liabilities in excess of other assets—(3.0)%		(4,557,438)
Net assets—100.0%		$150,799,167

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$32,286,135	$115,585,326	$—	$147,871,461
Investment companies	—	1,300,350	—	1,300,350
Investment of cash collateral from securities loaned	—	6,184,794	—	6,184,794
Total	$32,286,135	$123,070,470	$—	$155,356,605

Portfolio footnotes

*	Non–income producing security.
[1]	Security, or portion thereof, was on loan at the period end.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,009,280 represented 2.0% of the Fund’s net assets at period end.

UBS International Sustainable Equity Fund

Portfolio of investments—September 30, 2023 (unaudited)

[3]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
[4]	Rates shown reflect yield at September 30, 2023.
[5]	Includes $12,257,376 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $6,184,794 and non-cash collateral of $6,649,054.

UBS US Dividend Ruler Fund

Portfolio statistics and industry diversification—(unaudited)1

As a percentage of net assets as of September 30, 2023

Common stocks
Aerospace & defense	1.2%
Air freight & logistics	2.4
Banks	2.9
Beverages	4.4
Biotechnology	3.7
Capital markets	4.2
Chemicals	3.1
Commercial services & supplies	1.5
Electric utilities	3.6
Ground transportation	2.3
Health care equipment & supplies	3.0
Health care providers & services	4.0
Hotels, restaurants & leisure	5.4
Household products	2.6
Industrial conglomerates	2.1
Industrial REITs	2.6
Insurance	5.8
IT services	3.8
Oil, gas & consumable fuels	7.4
Pharmaceuticals	3.0
Professional services	2.6
Semiconductors & semiconductor equipment	9.6
Software	14.1
Specialty retail	2.4
Total common stocks	97.7
Short-term investments	2.4%
Total investments	100.1
Liabilities in excess of other assets	(0.1)
Net assets	100.0%

[1]	The portfolio is actively managed and its composition will vary over time.

UBS US Dividend Ruler Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks: 97.7%
Aerospace & defense: 1.2%
RTX Corp.	23,374	$1,682,227

Air freight & logistics: 2.4%
United Parcel Service, Inc., Class B	22,853	3,562,097

Banks: 2.9%
JPMorgan Chase & Co.	29,623	4,295,927

Beverages: 4.4%
Coca-Cola Co.	79,265	4,437,254
Diageo PLC, ADR	13,604	2,029,445
		6,466,699
Biotechnology: 3.7%
AbbVie, Inc.	36,221	5,399,102

Capital markets: 4.2%
BlackRock, Inc.	4,602	2,975,147
Morgan Stanley	38,810	3,169,613
		6,144,760
Chemicals: 3.1%
Linde PLC	11,961	4,453,678

Commercial services & supplies: 1.5%
Republic Services, Inc.	15,524	2,212,325

Electric utilities: 3.6%
American Electric Power Co., Inc.	26,267	1,975,804
NextEra Energy, Inc.	57,655	3,303,055
		5,278,859
Ground transportation: 2.3%
Union Pacific Corp.	16,287	3,316,522

Health care equipment & supplies: 3.0%
Abbott Laboratories	45,914	4,446,772

Health care providers & services: 4.0%
UnitedHealth Group, Inc.	11,650	5,873,813

Hotels, restaurants & leisure: 5.4%
McDonald's Corp.	13,944	3,673,407
Starbucks Corp.	45,668	4,168,119
		7,841,526
Household products: 2.6%
Procter & Gamble Co.	25,513	3,721,326

Industrial conglomerates: 2.1%
Honeywell International, Inc.	16,584	3,063,728

Industrial REITs: 2.6%
Prologis, Inc.	34,304	3,849,252

Insurance: 5.8%
Chubb Ltd.	23,308	4,852,260
Marsh & McLennan Cos., Inc.	18,858	3,588,677
		8,440,937

UBS US Dividend Ruler Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
IT services: 3.8%
Accenture PLC, Class A	18,215	$5,594,009

Oil, gas & consumable fuels: 7.4%
EOG Resources, Inc.	21,511	2,726,734
Exxon Mobil Corp.	53,330	6,270,542
Phillips 66	15,182	1,824,117
		10,821,393
Pharmaceuticals: 3.0%
Johnson & Johnson	28,519	4,441,834

Professional services: 2.6%
Automatic Data Processing, Inc.	15,767	3,793,225

Semiconductors & semiconductor equipment: 9.6%
Analog Devices, Inc.	16,311	2,855,893
Broadcom, Inc.	7,398	6,144,631
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41,000	3,562,900
Texas Instruments, Inc.	9,583	1,523,793
		14,087,217
Software: 14.1%
Microsoft Corp.	47,955	15,141,791
Oracle Corp.	51,258	5,429,248
		20,571,039
Specialty retail: 2.4%
Home Depot, Inc.	11,720	3,541,315
Total common stocks (cost—$139,035,602)		142,899,582

Short term investments: 2.4%
Investment companies: 2.4%
State Street Institutional U.S. Government Money Market Fund, 5.290%[1] (cost—$3,529,130)	$3,529,130	3,529,130
Total Investments (cost—$142,564,732)—100.1%		146,428,712
Liabilities in excess of other assets—(0.1)%		(107,890)
Net Assets—100.0%		$146,320,822

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS US Dividend Ruler Fund

Portfolio of investments—September 30, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$142,899,582	$—	$—	$142,899,582
Investment companies	—	3,529,130	—	3,529,130
Total	$142,899,582	$3,529,130	$—	$146,428,712

At September 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Rates shown reflect yield at September 30, 2023.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks: 98.2%
Beverages: 2.2%
Coca-Cola Co.	72,578	$4,062,916

Broadline retail: 7.4%
Amazon.com, Inc.*	108,710	13,819,215

Capital markets: 2.9%
Ameriprise Financial, Inc.	8,545	2,817,116
S&P Global, Inc.	7,023	2,566,274
		5,383,390
Chemicals: 1.8%
Sherwin-Williams Co.	13,501	3,443,430

Consumer staples distribution & retail: 2.4%
Costco Wholesale Corp.	7,941	4,486,347

Electrical equipment: 1.0%
Rockwell Automation, Inc.	6,408	1,831,855

Energy equipment & services: 1.5%
Schlumberger NV	48,457	2,825,043

Financial services: 5.9%
Mastercard, Inc., Class A	11,120	4,402,519
Visa, Inc., Class A	28,883	6,643,379
		11,045,898
Ground transportation: 0.7%
Union Pacific Corp.	6,775	1,379,593

Health care equipment & supplies: 4.9%
Abbott Laboratories	27,594	2,672,479
Boston Scientific Corp.*	54,119	2,857,483
Intuitive Surgical, Inc.*	12,549	3,667,947
		9,197,909
Health care providers & services: 3.5%
UnitedHealth Group, Inc.	12,914	6,511,110

Hotels, restaurants & leisure: 1.6%
Chipotle Mexican Grill, Inc.*	1,660	3,040,838

Industrial conglomerates: 1.1%
Honeywell International, Inc.	10,758	1,987,433

Interactive media & services: 10.4%
Alphabet, Inc., Class A*	87,794	11,488,723
Meta Platforms, Inc., Class A*	26,277	7,888,618
		19,377,341
IT services: 2.6%
Accenture PLC, Class A	15,517	4,765,426

Life sciences tools & services: 2.7%
Danaher Corp.	8,047	1,996,461
Thermo Fisher Scientific, Inc.	5,872	2,972,230
		4,968,691

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Machinery: 1.3%
Parker-Hannifin Corp.	6,109	$2,379,578

Pharmaceuticals: 3.7%
Eli Lilly & Co.	12,742	6,844,111

Semiconductors & semiconductor equipment: 5.9%
Advanced Micro Devices, Inc.*	31,877	3,277,593
Applied Materials, Inc.	25,853	3,579,348
ASML Holding NV, Registered Shares	3,100	1,824,846
Broadcom, Inc.	2,877	2,389,579
		11,071,366
Software: 20.1%
Intuit, Inc.	8,363	4,272,991
Microsoft Corp.	80,258	25,341,464
Palo Alto Networks, Inc.*	14,516	3,403,131
Salesforce, Inc.*	22,105	4,482,452
		37,500,038
Specialized REITs: 1.8%
American Tower Corp.	20,263	3,332,250

Specialty retail: 4.1%
O'Reilly Automotive, Inc.*	3,320	3,017,415
TJX Cos., Inc.	51,218	4,552,256
		7,569,671
Technology hardware, storage & peripherals: 7.0%
Apple, Inc.	76,353	13,072,397

Textiles, apparel & luxury goods: 1.7%
NIKE, Inc., Class B	34,210	3,271,160
Total common stocks (cost—$174,036,104)		183,167,006

Short term investments: 1.8%
Investment companies: 1.8%
State Street Institutional U.S. Government Money Market Fund, 5.290%[1] (cost—$3,376,729)	$3,376,729	3,376,729
Total Investments (cost—$177,412,833)—100.0%		186,543,735
Liabilities in excess of other assets—(0.0) %†		(65,155)
Net Assets—100.0%		$186,478,580

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments – September 30, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$183,167,006	$—	$—	$183,167,006
Investment companies	—	3,376,729	—	3,376,729
Total	$183,167,006	$3,376,729	$—	$186,543,735

At September 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Rates shown reflect yield at September 30, 2023.

UBS U.S. Small Cap Growth Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks: 96.8%
Aerospace & defense: 0.8%
AeroVironment, Inc.*	8,409	$937,856

Air freight & logistics: 2.1%
Forward Air Corp.	11,644	800,409
GXO Logistics, Inc.*	26,837	1,573,990
		2,374,399
Automobile components: 2.1%
Visteon Corp.*	17,821	2,460,545

Banks: 1.4%
First Bancorp	25,215	709,550
Texas Capital Bancshares, Inc.*	15,333	903,114
		1,612,664
Biotechnology: 8.5%
Arcellx, Inc.*	23,742	851,863
Arrowhead Pharmaceuticals, Inc.*	21,498	577,651
Deciphera Pharmaceuticals, Inc.*	52,487	667,635
Ideaya Biosciences, Inc.*	33,075	892,363
Immunocore Holdings PLC, ADR*	15,800	820,020
Insmed, Inc.*	30,385	767,221
Intellia Therapeutics, Inc.*	9,729	307,631
Kymera Therapeutics, Inc.*	21,831	303,451
Nurix Therapeutics, Inc.*	31,550	247,983
Prothena Corp. PLC*	11,460	552,945
RAPT Therapeutics, Inc.*	40,948	680,556
Relay Therapeutics, Inc.*	41,565	349,562
Rhythm Pharmaceuticals, Inc.*	42,473	973,693
Viking Therapeutics, Inc.*	59,100	654,237
Xencor, Inc.*	28,978	583,907
Zentalis Pharmaceuticals, Inc.*	28,494	571,590
		9,802,308
Building products: 3.3%
AZEK Co., Inc.*	64,346	1,913,650
Simpson Manufacturing Co., Inc.	12,551	1,880,265
		3,793,915
Communications equipment: 1.5%
Extreme Networks, Inc.*	72,896	1,764,812

Construction & engineering: 2.4%
Ameresco, Inc., Class A*	31,260	1,205,386
MasTec, Inc.*	21,436	1,542,749
		2,748,135
Consumer staples distribution & retail: 2.0%
Performance Food Group Co.*	39,644	2,333,446

Containers & packaging: 1.2%
Graphic Packaging Holding Co.	61,814	1,377,216

Diversified consumer services: 1.6%
Duolingo, Inc.*	10,821	1,794,879

Electrical equipment: 2.4%
Regal Rexnord Corp.	15,344	2,192,351
Shoals Technologies Group, Inc., Class A*	30,521	557,008
		2,749,359

UBS U.S. Small Cap Growth Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Energy equipment & services: 2.8%
Weatherford International PLC*	36,078	$3,258,926

Financial services: 3.6%
Essent Group Ltd.	19,575	925,702
Flywire Corp.*	52,755	1,682,357
Shift4 Payments, Inc., Class A*	28,562	1,581,478
		4,189,537
Ground transportation: 1.1%
Werner Enterprises, Inc.	32,674	1,272,652

Health care equipment & supplies: 4.4%
AtriCure, Inc.*	31,101	1,362,224
CONMED Corp.	11,868	1,196,888
Inspire Medical Systems, Inc.*	8,555	1,697,654
Treace Medical Concepts, Inc.*	60,786	796,904
		5,053,670
Health care providers & services: 3.9%
NeoGenomics, Inc.*	36,718	451,631
R1 RCM, Inc.*	87,931	1,325,120
RadNet, Inc.*	50,243	1,416,350
Surgery Partners, Inc.*	44,174	1,292,090
		4,485,191
Hotel & resort REITs: 2.4%
Ryman Hospitality Properties, Inc.	33,964	2,828,522

Hotels, restaurants & leisure: 6.1%
Bloomin' Brands, Inc.	61,612	1,515,039
Churchill Downs, Inc.	14,758	1,712,518
Dave & Buster's Entertainment, Inc.*	31,053	1,151,135
Papa John's International, Inc.	18,175	1,239,898
Wyndham Hotels & Resorts, Inc.	20,157	1,401,718
		7,020,308
Household durables: 1.3%
TopBuild Corp.*	5,800	1,459,280

IT services: 2.0%
DigitalOcean Holdings, Inc.*,[1]	26,560	638,237
Wix.com Ltd.*	18,154	1,666,537
		2,304,774
Life sciences tools & services: 2.8%
Medpace Holdings, Inc.*	10,365	2,509,677
Repligen Corp.*	4,864	773,425
		3,283,102
Machinery: 3.0%
Astec Industries, Inc.	11,475	540,587
Chart Industries, Inc.*	17,395	2,941,843
		3,482,430

UBS U.S. Small Cap Growth Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Media: 0.5%
Magnite, Inc.*	72,025	$543,068

Metals & mining: 1.4%
ATI, Inc.*	40,379	1,661,596

Oil, gas & consumable fuels: 2.6%
Chesapeake Energy Corp.[1]	18,856	1,625,953
Matador Resources Co.	23,424	1,393,259
		3,019,212
Personal care products: 1.4%
BellRing Brands, Inc.*	39,207	1,616,505

Pharmaceuticals: 1.0%
Arvinas, Inc.*	18,342	360,237
Intra-Cellular Therapies, Inc.*	15,362	800,206
		1,160,443
Professional services: 2.0%
KBR, Inc.	30,080	1,772,915
Sterling Check Corp.*	40,194	507,248
		2,280,163
Semiconductors & semiconductor equipment: 4.7%
Impinj, Inc.*	18,105	996,318
Lattice Semiconductor Corp.*	21,452	1,843,370
Universal Display Corp.	16,264	2,553,286
		5,392,974
Software: 12.5%
Braze, Inc., Class A*	39,430	1,842,564
Clearwater Analytics Holdings, Inc., Class A*	67,888	1,312,954
Confluent, Inc., Class A*	53,638	1,588,221
CyberArk Software Ltd.*	11,148	1,825,708
Elastic NV*	21,333	1,733,093
Gitlab, Inc., Class A*	34,983	1,581,931
HashiCorp, Inc., Class A*	9,049	206,589
Jamf Holding Corp.*,[1]	59,601	1,052,554
Klaviyo, Inc., Class A*	2,700	93,150
PowerSchool Holdings, Inc., Class A*	63,374	1,436,055
Varonis Systems, Inc.*	58,134	1,775,412
		14,448,231
Technology hardware, storage & peripherals: 3.7%
Pure Storage, Inc., Class A*	65,102	2,318,933
Super Micro Computer, Inc.*	7,020	1,925,025
		4,243,958
Textiles, apparel & luxury goods: 0.7%
Tapestry, Inc.	27,128	779,930

Trading companies & distributors: 3.6%
Boise Cascade Co.	23,422	2,413,403
Herc Holdings, Inc.	14,326	1,703,934
		4,117,337
Total common stocks (cost—$110,950,444)		111,651,343

Short term investments: 4.2%
Investment companies: 4.2%
State Street Institutional U.S. Government Money Market Fund, 5.290%[2] (cost—$4,808,492)	4,808,492	4,808,492
Investment of cash collateral from securities loaned: 0.0%†
Money market funds: 0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 5.304%[2] (cost $36,884)	36,884	36,885
Total Investments (cost—$115,795,820)[3]—101.0%		116,496,720
Liabilities in excess of other assets—(1.0)%		(1,098,919)
Net Assets—100.0%		$115,397,801

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS U.S. Small Cap Growth Fund

Portfolio of investments—September 30, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$111,651,343	$—	$—	$111,651,343
Investment companies	—	4,808,492	—	4,808,492
Investment of cash collateral from securities loaned	—	36,885	—	36,885
Total	$111,651,343	$4,845,377	$—	$116,496,720

At September 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
[1]	Security, or portion thereof, was on loan at the period end.
[2]	Rates shown reflect yield at September 30, 2023.
[3]	Includes $2,244,579 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $36,885 and non-cash collateral of $2,263,906.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations: 99.1%
Supranationals: 99.1%
African Development Bank
0.875%, due 03/23/26	$500,000	$451,758
0.875%, due 07/22/26	1,700,000	1,519,555
4.375%, due 11/03/27	500,000	492,795
4.375%, due 03/14/28	1,100,000	1,081,349
Agence Francaise de Developpement EPIC
0.625%, due 01/22/26[1]	2,000,000	1,800,834
Asian Development Bank
1.500%, due 03/04/31	800,000	639,129
1.750%, due 09/19/29	900,000	763,052
1.875%, due 01/24/30	700,000	589,493
3.875%, due 09/28/32	500,000	467,707
3.875%, due 06/14/33	700,000	652,662
4.000%, due 01/12/33	800,000	754,604
Asian Infrastructure Investment Bank
0.500%, due 10/30/24	700,000	661,871
0.500%, due 05/28/25	900,000	829,569
0.500%, due 01/27/26	1,400,000	1,256,978
3.750%, due 09/14/27[2]	700,000	672,012
4.000%, due 01/18/28	200,000	192,697
Council of Europe Development Bank
0.875%, due 09/22/26[2]	1,500,000	1,332,021
1.375%, due 02/27/25	1,300,000	1,228,782
2.500%, due 02/27/24	650,000	641,832
European Bank for Reconstruction & Development
0.500%, due 05/19/25	400,000	369,978
0.500%, due 11/25/25	500,000	453,653
0.500%, due 01/28/26[2]	1,700,000	1,530,982
1.500%, due 02/13/25	700,000	663,873
4.375%, due 03/09/28	750,000	738,259
European Investment Bank
1.250%, due 02/14/31[2]	1,100,000	868,629
1.750%, due 03/15/29	700,000	602,020
3.625%, due 07/15/30	450,000	420,898
3.750%, due 02/14/33	2,150,000	1,994,745
IDB Trust Services Ltd.
0.908%, due 06/25/25[1]	400,000	369,156
1.809%, due 02/26/25[1]	400,000	378,652
2.843%, due 04/25/24[1]	1,600,000	1,572,128
Inter-American Development Bank
0.625%, due 09/16/27	450,000	383,872
1.125%, due 07/20/28	2,600,000	2,197,097
1.125%, due 01/13/31	6,100,000	4,749,514
2.250%, due 06/18/29	4,600,000	4,031,596
3.000%, due 10/04/23	100,000	99,991
3.125%, due 09/18/28	2,550,000	2,366,521
3.500%, due 09/14/29	1,050,000	985,694
3.500%, due 04/12/33	2,700,000	2,442,188
4.500%, due 09/13/33	2,700,000	2,636,544
Inter-American Investment Corp.
0.625%, due 02/10/26[1]	1,500,000	1,347,395
1.750%, due 10/02/24[1]	900,000	864,710

UBS Sustainable Development Bank Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
4.125%, due 02/15/28	$100,000	$96,713
International Bank for Reconstruction & Development
0.750%, due 08/26/30	2,500,000	1,914,046
0.875%, due 05/14/30	2,500,000	1,949,955
1.125%, due 09/13/28	2,000,000	1,684,293
1.250%, due 02/10/31	4,550,000	3,573,733
1.375%, due 04/20/28	500,000	431,256
1.625%, due 11/03/31	4,000,000	3,191,678
1.750%, due 10/23/29	3,400,000	2,877,760
2.500%, due 11/22/27	100,000	91,653
2.500%, due 03/29/32	2,000,000	1,692,605
3.500%, due 07/12/28	350,000	331,596
3.625%, due 09/21/29	600,000	566,716
3.875%, due 02/14/30	1,100,000	1,045,651
4.000%, due 07/25/30	550,000	524,824
International Development Association
0.750%, due 06/10/27[1]	1,700,000	1,463,443
0.875%, due 04/28/26[1]	200,000	179,673
1.000%, due 12/03/30[1]	2,300,000	1,777,026
International Finance Corp.
0.375%, due 07/16/25	600,000	550,896
0.750%, due 10/08/26	1,200,000	1,061,834
0.750%, due 08/27/30	1,250,000	957,139
1.375%, due 10/16/24	100,000	95,764
2.125%, due 04/07/26	875,000	815,834
Isdb Trust Services No. 2 Sarl
4.598%, due 03/14/28[1]	500,000	491,015
Kreditanstalt fuer Wiederaufbau
2.000%, due 05/02/25	100,000	94,987
2.875%, due 04/03/28	1,300,000	1,200,560
Nordic Investment Bank
3.375%, due 09/08/27	2,800,000	2,662,701
4.375%, due 03/14/28	900,000	885,888
Total non-U.S. government agency obligations (cost—$88,979,997)		80,306,034

	Number of shares
Short-term investments: 1.9%
Investment companies: 1.9%
State Street Institutional U.S. Government Money Market Fund, 5.290%[3] (cost $1,568,665)	1,568,665	1,568,665
Investment of cash collateral from securities loaned—3.1%
Money market funds—3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.304%[3] (cost $2,493,670)	2,493,670	2,493,670
Total investments (cost $93,042,332)[4]—104.1%		84,368,369
Liabilities in excess of other assets—(4.1)%		(3,323,496)
Net assets—100.0%		$81,044,873

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments—September 30, 2023 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Non-U.S. government agency obligations	—	80,306,034	—	80,306,034
Investment companies	—	1,568,665	—	1,568,665
Investment of cash collateral from securities loaned	—	2,493,670	—	2,493,670
Total	$—	$84,368,369	$—	$84,368,369

At September 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
[2]	Security, or portion thereof, was on loan at the period end.
[3]	Rates shown reflect yield at September 30, 2023.
[4]	Includes $2,442,846 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $2,493,670 and non-cash collateral of $0.

UBS Multi Income Bond Fund

Portfolio statistics and industry diversification – (unaudited)1

As a percentage of net assets as of September 30, 2023

Asset-backed securities	4.7%
Corporate bonds
Airlines	1.3
Auto manufacturers	5.7
Banks	12.3
Beverages	0.6
Biotechnology	0.2
Building Materials	1.5
Chemicals	2.0
Coal	1.1
Commercial services	3.3
Computers	1.8
Diversified financial services	7.1
Electric	1.8
Electrical components & equipment	1.1
Entertainment	0.9
Environmental control	0.5
Food	0.1
Healthcare-products	1.1
Healthcare-services	0.9
Home builders	1.1
Housewares	0.8
Insurance	1.3
Internet	1.0
Leisure time	1.3
Lodging	0.8
Media	3.5
Mining	1.2
Miscellaneous manufacturers	1.7
Oil & gas	6.6
Packaging & containers	0.9
Pharmaceuticals	0.6
Pipelines	5.1
Real estate	1.2
Real estate investment trusts	0.9
Retail	0.6
Semiconductors	1.5
Software	1.6
Telecommunications	5.0
Transportation	0.2
Total corporate bonds	80.2
Mortgage-backed securities	5.1
Municipal bonds	1.3
Non-U.S. government agency obligations	5.6
Short-term investments	0.3
Swaption Purchase	0.0 †
Investment of cash collateral from securities loaned	1.3%
Total investments	98.5
Other assets in excess of liabilities	1.5
Net assets	100.0%

†	Amount represents less than 0.05% or (0.05)%.
1	The portfolio is actively managed and its composition will vary over time.

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Face amount[1]	Value
Asset-backed securities: 4.7%
United States: 4.7%
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class C,
1.480%, due 02/18/26	250,000	$243,562
Drive Auto Receivables Trust,
Series 2020-2, Class D,
3.050%, due 05/15/28	244,349	240,687
Exeter Automobile Receivables Trust,
Series 2022-2A, Class B,
3.650%, due 10/15/26	125,000	123,859
GLS Auto Receivables Issuer Trust,
Series 2021-4A, Class B,
1.530%, due 04/15/26[2]	259,284	255,502
Santander Drive Auto Receivables Trust,
Series 2020-4, Class D,
1.480%, due 01/15/27	209,549	204,110
Total asset-backed securities (cost—$1,060,739)		1,067,720

Corporate bonds: 80.2%
Australia: 0.4%
Glencore Funding LLC
4.000%, due 04/16/25[2]	100,000	97,029

Belgium: 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900%, due 02/01/46	165,000	143,805

Brazil: 0.9%
Petrobras Global Finance BV
7.375%, due 01/17/27	200,000	205,678

Canada: 2.1%
NOVA Chemicals Corp.
5.250%, due 06/01/27[2]	250,000	216,422

Teck Resources Ltd.
3.900%, due 07/15/30	300,000	260,763
		477,185
Chile: 0.8%
Corp. Nacional del Cobre de Chile
5.125%, due 02/02/33[3]	200,000	184,328

China: 1.8%
Agile Group Holdings Ltd.
5.750%, due 01/02/25[3]	200,000	28,000
BOC Aviation Ltd.
3.250%, due 04/29/25[3]	250,000	238,995
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26	65,000	61,699
RKPF Overseas 2019 A Ltd.
6.000%, due 09/04/25[3]	200,000	89,000
		417,694
Colombia: 1.4%
Ecopetrol SA
4.125%, due 01/16/25	250,000	240,805
5.375%, due 06/26/26	70,000	67,051
		307,856
Germany: 2.8%
BMW U.S. Capital LLC
2.800%, due 04/11/26[2]	200,000	187,769
Volkswagen Group of America Finance LLC
3.950%, due 06/06/25[2]	250,000	241,771
4.625%, due 11/13/25[2]	200,000	195,000
		624,540

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
Ireland: 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450%, due 04/03/26	300,000	$288,014
Avolon Holdings Funding Ltd.
2.875%, due 02/15/25[2]	50,000	47,205
		335,219
Mexico: 0.5%
Petroleos Mexicanos
6.700%, due 02/16/32	150,000	111,075

Qatar: 1.0%
QNB Finance Ltd.
2.750%, due 02/12/27[3]	250,000	228,353

United Kingdom: 2.1%
Barclays PLC
4.836%, due 05/09/28	200,000	182,581
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	97,644
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	191,267
		471,492
United States: 64.3%
AbbVie, Inc.
4.500%, due 05/14/35	100,000	90,353
AEP Texas, Inc.
Series E, 6.650%, due 02/15/33	50,000	51,210
Series G, 4.150%, due 05/01/49	50,000	36,078
Air Lease Corp.
2.875%, due 01/15/26	50,000	46,553
American International Group, Inc.
2.500%, due 06/30/25	33,000	31,130
Apple, Inc.
4.650%, due 02/23/46	100,000	89,103
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.250%, due 04/30/25[2]	200,000	194,950
Asbury Automotive Group, Inc.
4.500%, due 03/01/28	150,000	134,282
AT&T, Inc.
3.800%, due 12/01/57	58,000	36,744
4.300%, due 02/15/30	300,000	273,180
Avantor Funding, Inc.
4.625%, due 07/15/28[2]	275,000	250,712

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Bank of America Corp.
4.200%, due 08/26/24	250,000	$245,623
6.110%, due 01/29/37	125,000	123,267
Series DD,(fixed, converts to FRN on 03/10/26),
6.300%, due 03/10/26[4,5]	110,000	107,920
Series Z,(fixed, converts to FRN on 10/23/24),
6.500%, due 10/23/24[4,5]	100,000	99,361
Boyd Gaming Corp.
4.750%, due 12/01/27	200,000	184,117
BP Capital Markets America, Inc.
3.017%, due 01/16/27	50,000	46,416
Bristol-Myers Squibb Co.
4.125%, due 06/15/39	50,000	41,697
Broadcom, Inc.
3.137%, due 11/15/35[2]	300,000	218,725
Capital One Financial Corp.
3.750%, due 07/28/26	300,000	278,151
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, due 05/01/26[2]	75,000	72,444
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	350,000	321,243
Citigroup, Inc.
5.500%, due 09/13/25	300,000	296,379
6.675%, due 09/13/43	50,000	49,718
Series T,(fixed, converts to FRN on 08/15/26),
6.250%, due 08/15/26[4,5]	100,000	96,226
Comcast Corp.
2.887%, due 11/01/51	64,000	37,718
2.937%, due 11/01/56	67,000	38,078
3.969%, due 11/01/47	38,000	28,351
ConocoPhillips Co.
3.758%, due 03/15/42	250,000	191,514
Continental Resources, Inc.
4.375%, due 01/15/28	250,000	231,875
Covanta Holding Corp.
4.875%, due 12/01/29[2]	150,000	123,060
DCP Midstream Operating LP
5.375%, due 07/15/25	250,000	246,628
Dell International LLC/EMC Corp.
5.850%, due 07/15/25	250,000	249,667
Delta Air Lines, Inc.
7.000%, due 05/01/25[2]	300,000	303,257
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	50,000	38,498
Enact Holdings, Inc.
6.500%, due 08/15/25[2]	250,000	246,227

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Energy Transfer LP
5.400%, due 10/01/47	50,000	$41,237
5.500%, due 06/01/27	50,000	49,215
EQT Corp.
3.900%, due 10/01/27	370,000	342,240
Exelon Corp.
3.400%, due 04/15/26	250,000	236,787
4.450%, due 04/15/46	50,000	38,995
Expedia Group, Inc.
3.800%, due 02/15/28	250,000	228,392
FedEx Corp.
4.550%, due 04/01/46	50,000	39,581
Ford Motor Credit Co. LLC
4.542%, due 08/01/26	300,000	281,614
Fox Corp.
5.576%, due 01/25/49	25,000	20,941
GE Capital International Funding Co. Unlimited Co.
3.373%, due 11/15/25	200,000	190,244
General Motors Co.
6.125%, due 10/01/25	100,000	99,913
6.600%, due 04/01/36	300,000	291,540
Gilead Sciences, Inc.
4.750%, due 03/01/46	50,000	42,815
GLP Capital LP/GLP Financing II, Inc.
5.250%, due 06/01/25	200,000	195,879
Goldman Sachs Group, Inc.
3.750%, due 02/25/26	200,000	190,126
5.150%, due 05/22/45	30,000	25,708
Harley-Davidson Financial Services, Inc.
3.350%, due 06/08/25[2]	300,000	284,710
HCA, Inc.
5.250%, due 06/15/26	200,000	195,798
Hillenbrand, Inc.
5.750%, due 06/15/25	200,000	197,074
International Game Technology PLC
6.500%, due 02/15/25[2]	214,000	213,698
JPMorgan Chase & Co.
3.875%, due 09/10/24	350,000	342,807
(fixed, converts to FRN on 01/23/28),
3.509%, due 01/23/29[4]	150,000	136,059
Series S,(fixed, converts to FRN on 02/01/24),
6.750%, due 02/01/24[4,5]	100,000	99,980

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Kinder Morgan, Inc.
4.300%, due 03/01/28	350,000	$329,403
5.550%, due 06/01/45	40,000	34,374
Kroger Co.
6.900%, due 04/15/38	25,000	26,218
Level 3 Financing, Inc.
10.500%, due 05/15/30[2]	184,000	185,212
Liberty Mutual Group, Inc.
4.569%, due 02/01/29[2]	155,000	146,209
LYB International Finance BV
4.875%, due 03/15/44	50,000	40,138
Marathon Petroleum Corp.
4.750%, due 09/15/44	70,000	55,461
Masco Corp.
1.500%, due 02/15/28	400,000	335,395
MetLife, Inc.
6.400%, due 12/15/36	110,000	107,483
Microsoft Corp.
2.525%, due 06/01/50	100,000	60,889
Morgan Stanley
4.300%, due 01/27/45	50,000	39,505
4.350%, due 09/08/26	140,000	133,487
Series M, 5.875%, due 09/15/26[4,5]	105,000	95,650
MPLX LP
4.875%, due 06/01/25	70,000	68,661
Newell Brands, Inc.
4.875%, due 06/01/25	200,000	191,638
Newmark Group, Inc.
6.125%, due 11/15/23	150,000	149,700
Olin Corp.
5.125%, due 09/15/27	200,000	187,002
OneMain Finance Corp.
6.875%, due 03/15/25	200,000	198,415

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Oracle Corp.
2.800%, due 04/01/27	300,000	$272,391
4.000%, due 11/15/47	50,000	35,140
QUALCOMM, Inc.
3.250%, due 05/20/27	60,000	55,969
Quanta Services, Inc.
0.950%, due 10/01/24	400,000	378,353
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.875%, due 10/15/26[2]	300,000	264,207
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	400,000	388,047
Seagate HDD Cayman
5.750%, due 12/01/34	80,000	67,570
Sirius XM Radio, Inc.
3.125%, due 09/01/26[2]	250,000	222,812
Sprint LLC
7.125%, due 06/15/24	250,000	251,521
Toll Brothers Finance Corp.
4.875%, due 03/15/27	250,000	239,451
United Rentals North America, Inc.
5.500%, due 05/15/27[6]	300,000	291,536
Verizon Communications, Inc.
4.329%, due 09/21/28	400,000	375,853
Walt Disney Co.
4.950%, due 10/15/45	50,000	43,318
WESCO Distribution, Inc.
7.125%, due 06/15/25[2]	250,000	250,590
Yale University
Series 2020, 1.482%, due 04/15/30	100,000	79,778
		14,537,184
Total corporate bonds (cost—$19,608,772)		18,141,438

Mortgage-backed securities: 5.1%
United States: 5.1%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class B,
2.511%, due 10/15/54[2]	150,000	106,703
BBCMS Trust, Series 2015-SRCH, Class B,
4.498%, due 08/10/35[2]	135,000	114,576
BX Mortgage Trust, Series 2021-PAC, Class D,1 mo. USD Term SOFR + 1.413%,
6.745%, due 10/15/36[2,4]	175,000	167,917
BX Trust, Series 2021-LGCY, Class D, 1 mo. USD Term SOFR + 1.416%,
6.749%, due 10/15/36[2,4]	400,000	385,443
Extended Stay America Trust, Series 2021-ESH, Class D,1 mo. USD Term SOFR + 2.364%,
7.697%, due 07/15/38[2,4]	332,671	327,241
FREMF Mortgage Trust, Series 2017-K64, Class B,
4.134%, due 05/25/50[2,4]	50,000	46,555

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2023 (unaudited)

	Face amount[1]		Value
Mortgage-backed securities—(continued)
United States—(continued)
Starwood Retail Property Trust,
Series 2014-STAR, Class C, U.S. (Fed) Prime Rate,
8.500%, due 11/15/27[2,4]	125,000		$313
Total mortgage-backed securities (cost—$1,374,138)			1,148,748

Municipal bonds: 1.3%
New York: 0.3%
New York State Urban Development Corp., Personal Income Tax, Refunding, Revenue Bonds,
Series D-1,
3.150%, due 03/15/27	70,000		65,400

Texas: 0.7%
City of Houston TX, Refunding, GO Bonds,
Series A,
6.290%, due 03/01/32	50,000		51,243
City of San Antonio TX Electric & Gas Systems, Revenue Bonds,
Series A,
5.808%, due 02/01/41	105,000		105,472

Washington: 0.3%
State of Washington, GO Bonds,
Series F,
5.140%, due 08/01/40	70,000		66,255
Total municipal bonds (cost—$319,802)			288,370

Non-U.S. government agency obligations: 5.6%
Colombia: 0.7%
Colombia Government International Bonds
8.125%, due 05/21/24	155,000		157,080

Indonesia: 0.5%
Indonesia Government International Bonds
6.625%, due 02/17/37[2]	100,000		106,070

Mexico: 2.6%
Mexico Cetes
0.000%, due 07/25/24[7]	MXN	88,000,000	460,968
Mexico Government International Bonds
4.750%, due 03/08/44	150,000		114,615
			575,583
Panama: 0.1%
Panama Government International Bonds
3.870%, due 07/23/60	50,000		28,675

Peru: 0.9%
Peru Government International Bonds
7.350%, due 07/21/25	200,000		205,498

Poland: 0.4%
Republic of Poland Government International Bonds
5.750%, due 11/16/32	100,000		100,096

Turkey: 0.4%
Turkey Government International Bonds
6.875%, due 03/17/36	100,000		84,483
Total non-U.S. government agency obligations (cost—$1,374,572)			1,257,485

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2023 (unaudited)

		Number of
		shares	Value
	Short-term investments: 0.3%
	Investment companies: 0.3%
	State Street Institutional U.S. Government Money Market Fund, 5.290%[8] (cost $65,363)	$65,363	$65,363

	Investment of cash collateral from securities loaned—1.3%
	Money market funds—1.3%
	State Street Navigator Securities Lending Government Money Market Portfolio, 5.304%[8] (cost $300,000)	300,000	300,000

	Number of contracts	Notional amount
	Swaptions Purchased: 0.0%†
	Put swaptions: 0.0%†
CDX.NA.IG.S40, strike @75.000 expires 10/18/23 (Counterparty: GS; pay floating rate); underlying swap terminates 06/20/28, (cost $6,962)	2,500,000	2,500,000	1,340
			1,340
	Total investments (cost $24,110,348)[9]—98.5%		22,270,464
	Other assets in excess of liabilities—1.5%		345,703
	Net assets—100.0%		$22,616,167

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2023 (unaudited)

Options written

Notional amount	Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current Value	Unrealized appreciation (depreciation)
USD (1)	(1,000)	10 Year U.S. Treasury Notes, strike @ 114.00	BOA	10/27/23	$260	$(16)	$244

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

U.S. Treasury futures buy contracts
4	USD	U.S. Long Bond Futures	December 2023	$480,037	$455,125	$(24,912)
24	USD	U.S. Treasury Note 10 Year Futures	December 2023	2,647,160	2,593,500	(53,660)
19	USD	U.S. Treasury Note 5 Year Futures	December 2023	2,010,434	2,001,828	(8,606)
22	USD	Ultra U.S. Treasury Note 10 Year Futures	December 2023	2,519,071	2,454,375	(64,696)
Total				$7,656,702	$7,504,828	$(151,874)
Interest rate futures sell contracts
11	EUR	Euro Bund 10 Year Futures	December 2023	$(1,531,511)	$(1,496,051)	$35,460
1	JPY	Japan Government Bond 10 Year Futures	December 2023	(976,376)	(970,021)	6,355
5	USD	U.S. Treasury Note 2 Year Futures	December 2023	(1,017,336)	(1,013,555)	3,781
1	USD	Ultra U.S. Treasury Bond Futures	December 2023	(116,936)	(118,688)	(1,752)
Total				$(3,642,159)	$(3,598,315)	$43,844
Net unrealized appreciation (depreciation)						$(108,030)

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2023 (unaudited)

Centrally cleared credit default swap agreements on credit indices—buy protection10

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[11]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.IG.S41	USD	3,500	12/20/28	Quarterly	1.000%	$45,315	$(42,569)	$2,746

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[11]	Payments received by the portfolio[11]	Value	Unrealized appreciation (depreciation)
NZD	1,000	06/15/33	Quarterly	3 mo. NZD Bank Bill	4.456	$(26,389)	$(26,389)
NZD	1,000	06/16/33	Quarterly	3 mo. NZD Bank Bill	4.490	(24,671)	(24,671)
NZD	500	06/21/33	Quarterly	3 mo. NZD Bank Bill	4.425	(13,927)	(13,927)
NZD	400	07/18/33	Quarterly	3 mo. NZD Bank Bill	4.520	(12,700)	(12,700)
Total						$(77,687)	$(77,687)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	72,763	MXN	1,250,000	10/20/23	$(1,241)
GSI	USD	80,091	NZD	135,000	10/20/23	821
JPMCB	USD	202,219	BRL	990,000	10/20/23	(5,754)
MSCI	EUR	45,000	USD	48,122	10/20/23	513
Net unrealized appreciation (depreciation)						$(5,661)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	—	1,067,720	—	1,067,720

UBS Multi Income Bond Fund

Portfolio of investments – September 30, 2023 (unaudited)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	—	18,141,438	—	18,141,438
Mortgage-backed securities	—	1,148,748	—	1,148,748
Municipal bonds	—	288,370	—	288,370
Non-U.S. government agency obligations	—	1,257,485	—	1,257,485
Investment companies	—	65,363	—	65,363
Investment of cash collateral from securities loaned	—	300,000	—	300,000
Swaptions Purchased	—	1,340	—	1,340
Futures contracts	45,596	—	—	45,596
Forward foreign currency contracts	—	1,334	—	1,334
Total	$45,596	$22,271,798	$—	$22,317,394

Liabilities
Options written	$(16)	$—	$—	$(16)
Futures contracts	(153,626)	—	—	(153,626)
Swap agreements	—	(120,256)	—	(120,256)
Forward foreign currency contracts	—	(6,995)	—	(6,995)
Total	$(153,642)	$(127,251)	$—	$(280,893)

At September 30, 2023, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
1	In U.S. dollars unless otherwise indicated.
2	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,472,329 represented 24.2% of the Fund’s net assets at period end.
3	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
4	Floating or variable rate securities. The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
5	Perpetual investment. Date shown reflects the next call date.
6	Security, or portion thereof, was on loan at the period end.
7	Zero coupon bond.
8	Rates shown reflect yield at September 30, 2023.
9	Includes $293,674 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $300,000 and non-cash collateral of $0.
10	If the Fund’s is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund’s will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
11	Payments made or received are based on the notional amount.

The UBS Funds

Glossary of terms used in the Portfolio of investments

September 30, 2023 (unaudited)

Portfolio acronyms:
ABS	Asset-backed Security
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AID	Anticipation Certificates of Indebtedness
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
ARM	Adjustable Rate Mortgage
BAM	Build Americal Mutual
BBSW	Bank Bill Swap Rate
BOBL	Bundesobligationen
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
COFI	Cost of Funds Index
COP	Certificate of Participation
CPI	Consumer Price Index
DAC	Designated Activity Company
DIP	Debtor-in-possession
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
GO	General Obligation
GSAMP	Goldman Sachs Asset Mortgage Passthrough
GTD	Guaranteed
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MGIC	Mortgage Guaranty Insurance Corporation
MTA	Monthly Treasury Average Index
NVDR	Non-Voting Depository Receipt
OAT	Obligation Assimilables du Trésor (French Government Bonds)
OBFR	Overnight Bank Funding Rate
OTC	Over The Counter
PJSC	Private Joint Stock Company
PO	Principal Only
PSF	Permanent School Fund
RASC	Retirement Administration Service Center
RBA IOCR	RBA Interbank Overnight Cash Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RPI	Retail Price Index
SBA	Small Business Administration
SIFMA	Municipal Swap Index Yield
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor's Depository Receipts
STRIP	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities
UMBS	Uniform Mortgage-Backed Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

The UBS Funds

Glossary of terms used in the Portfolio of investments

September 30, 2023 (unaudited)

Currency type abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Counterparty acronyms:
ANZ	Australia and New Zealand Banking Group
BB	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GS	Goldman Sachs
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
NAT	National Westminster
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SG	Societe Generale
SSC	State Street Bank and Trust Co.
TD	Toronto-Dominion Bank
WBC	Westpac Banking Corp.

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBSAM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ Annual report to shareholders dated June 30, 2023.